TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

14 TRADE AND OTHER PAYABLES

	2018	2017
	$ million	$ million
Trade and other payables due within one year
Trade and other payables	854	873
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	25	48
Acquisition consideration	78	36
	957	957
Other payables due after one year
Acquisition consideration	49	124
Other payables	4	4
	53	128

The acquisition consideration includes $99m (2017: $104m) contingent upon future events.

The acquisition consideration due after more than one year is expected to be payable as follows: $21m in 2020, $23m in 2021, $1m in 2022, $1m in 2023 and $3m due in over five years (2017: $50m in 2019, $24m in 2020, $43m in 2021, $2m in 2022, and $5m due in over five years).